Quarterly Holdings Report
for
Fidelity® Dividend ETF for Rising Rates
April 30, 2023
T19-NPRT3-0623
1.9880054.106
Common Stocks - 99.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.3%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	208,870	3,690,733
Lumen Technologies, Inc. (a)	397,527	942,139
Verizon Communications, Inc.	111,994	4,348,727
		8,981,599
Entertainment - 1.4%
Activision Blizzard, Inc.	38,186	2,967,434
Electronic Arts, Inc.	22,343	2,843,817
Warner Music Group Corp. Class A	59,223	1,804,525
		7,615,776
Media - 4.3%
Cable One, Inc. (a)	2,605	1,975,658
Comcast Corp. Class A	114,538	4,738,437
Fox Corp. Class A	67,792	2,254,762
Interpublic Group of Companies, Inc.	61,135	2,184,354
News Corp. Class A	107,511	1,893,269
Nexstar Broadcasting Group, Inc. Class A	10,665	1,849,844
Omnicom Group, Inc.	26,386	2,389,780
Paramount Global Class B (a)	92,700	2,162,691
TEGNA, Inc.	108,970	1,863,387
The New York Times Co. Class A	61,011	2,425,187
		23,737,369
TOTAL COMMUNICATION SERVICES		40,334,744
CONSUMER DISCRETIONARY - 9.5%
Automobiles - 0.8%
Ford Motor Co.	347,836	4,132,292
Broadline Retail - 0.5%
Kohl's Corp. (a)	123,959	2,730,817
Hotels, Restaurants & Leisure - 2.5%
McDonald's Corp.	26,382	7,802,477
Starbucks Corp.	54,708	6,252,577
		14,055,054
Household Durables - 1.3%
Newell Brands, Inc.	258,368	3,139,171
Vistry Group PLC	427,819	4,207,704
		7,346,875
Specialty Retail - 3.2%
Best Buy Co., Inc.	48,459	3,611,165
Lowe's Companies, Inc.	27,748	5,766,867
The Home Depot, Inc.	27,014	8,118,788
		17,496,820
Textiles, Apparel & Luxury Goods - 1.2%
NIKE, Inc. Class B	50,431	6,390,616
TOTAL CONSUMER DISCRETIONARY		52,152,474
CONSUMER STAPLES - 7.3%
Beverages - 2.6%
PepsiCo, Inc.	38,220	7,295,816
The Coca-Cola Co.	107,872	6,919,989
		14,215,805
Consumer Staples Distribution & Retail - 0.8%
Target Corp.	29,647	4,676,814
Food Products - 0.6%
Tyson Foods, Inc. Class A	52,106	3,256,104
Household Products - 1.6%
Procter & Gamble Co.	56,104	8,773,544
Tobacco - 1.7%
Altria Group, Inc.	92,287	4,384,555
Philip Morris International, Inc.	52,498	5,248,225
		9,632,780
TOTAL CONSUMER STAPLES		40,555,047
ENERGY - 4.7%
Oil, Gas & Consumable Fuels - 4.7%
Chevron Corp.	34,672	5,845,006
ConocoPhillips Co.	31,679	3,259,452
Coterra Energy, Inc.	73,127	1,872,051
Devon Energy Corp.	34,481	1,842,320
EOG Resources, Inc.	20,708	2,473,985
Exxon Mobil Corp.	73,086	8,648,997
Pioneer Natural Resources Co.	10,368	2,255,558
		26,197,369
FINANCIALS - 13.6%
Banks - 7.7%
Bank of America Corp.	218,326	6,392,585
Citigroup, Inc.	109,380	5,148,517
ING Groep NV (Certificaten Van Aandelen)	306,095	3,784,803
Intesa Sanpaolo SpA	1,583,962	4,169,761
JPMorgan Chase & Co.	72,889	10,076,175
KBC Group NV	56,324	4,028,130
Truist Financial Corp.	103,548	3,373,594
Wells Fargo & Co.	144,988	5,763,273
		42,736,838
Capital Markets - 0.9%
Blackstone, Inc.	52,644	4,702,689
Financial Services - 2.8%
The Western Union Co.	402,539	4,399,751
Visa, Inc. Class A	48,463	11,278,794
		15,678,545
Insurance - 1.5%
American Financial Group, Inc.	32,572	3,997,562
Old Republic International Corp.	165,226	4,175,261
		8,172,823
Mortgage Real Estate Investment Trusts - 0.7%
Annaly Capital Management, Inc.	183,126	3,658,857
TOTAL FINANCIALS		74,949,752
HEALTH CARE - 14.3%
Biotechnology - 3.0%
AbbVie, Inc.	63,147	9,542,775
Amgen, Inc.	29,817	7,148,328
		16,691,103
Health Care Equipment & Supplies - 1.4%
Medtronic PLC	81,442	7,407,150
Health Care Providers & Services - 2.2%
UnitedHealth Group, Inc.	25,051	12,327,347
Pharmaceuticals - 7.7%
Bristol-Myers Squibb Co.	105,601	7,050,979
GSK PLC	310,834	5,629,803
Johnson & Johnson	70,628	11,561,804
Merck & Co., Inc.	89,261	10,306,968
Pfizer, Inc.	203,917	7,930,332
		42,479,886
TOTAL HEALTH CARE		78,905,486
INDUSTRIALS - 8.7%
Aerospace & Defense - 1.1%
Raytheon Technologies Corp.	60,093	6,003,291
Air Freight & Logistics - 1.0%
United Parcel Service, Inc. Class B	30,240	5,437,454
Ground Transportation - 0.9%
Union Pacific Corp.	26,537	5,193,291
Industrial Conglomerates - 2.4%
3M Co.	39,329	4,177,526
Honeywell International, Inc.	27,880	5,571,539
Jardine Matheson Holdings Ltd.	69,928	3,370,530
		13,119,595
Machinery - 0.9%
Caterpillar, Inc.	22,905	5,011,614
Marine Transportation - 1.8%
A.P. Moller - Maersk A/S Series B	1,591	2,873,853
Mitsui OSK Lines Ltd. (a)	148,500	3,664,378
Nippon Yusen KK (a)	153,200	3,603,713
		10,141,944
Professional Services - 0.6%
Randstad NV	56,828	3,087,970
TOTAL INDUSTRIALS		47,995,159
INFORMATION TECHNOLOGY - 25.5%
Communications Equipment - 1.5%
Cisco Systems, Inc.	175,071	8,272,105
Electronic Equipment, Instruments & Components - 1.0%
Corning, Inc.	168,491	5,597,271
IT Services - 1.3%
IBM Corp.	54,940	6,944,965
Semiconductors & Semiconductor Equipment - 5.7%
Broadcom, Inc.	15,274	9,569,161
Intel Corp.	248,817	7,728,256
Qualcomm, Inc.	58,233	6,801,614
Texas Instruments, Inc.	44,024	7,360,813
		31,459,844
Software - 7.2%
Microsoft Corp.	129,021	39,642,992
Technology Hardware, Storage & Peripherals - 8.8%
Apple, Inc.	253,380	42,993,513
HP, Inc.	198,415	5,894,910
		48,888,423
TOTAL INFORMATION TECHNOLOGY		140,805,600
MATERIALS - 2.9%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	7,293	2,146,767
Dow, Inc.	30,335	1,650,224
Linde PLC	10,770	3,978,977
LyondellBasell Industries NV Class A	16,224	1,534,953
The Mosaic Co.	28,714	1,230,395
		10,541,316
Containers & Packaging - 0.7%
Amcor PLC	120,677	1,323,827
International Paper Co. (a)	34,277	1,134,911
Packaging Corp. of America (a)	9,677	1,308,911
		3,767,649
Metals & Mining - 0.3%
Newmont Corp.	34,529	1,636,675
TOTAL MATERIALS		15,945,640
REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.9%
American Tower Corp.	11,643	2,379,713
Crown Castle International Corp.	13,595	1,673,409
Healthcare Trust of America, Inc.	56,584	1,119,232
Medical Properties Trust, Inc.	95,568	838,131
Omega Healthcare Investors, Inc.	40,763	1,090,818
Prologis (REIT), Inc.	21,643	2,710,786
Public Storage	5,881	1,733,895
Realty Income Corp.	25,567	1,606,630
Simon Property Group, Inc.	13,223	1,498,430
Weyerhaeuser Co.	42,016	1,256,699
		15,907,743
UTILITIES - 2.8%
Electric Utilities - 2.3%
American Electric Power Co., Inc.	19,895	1,838,696
Duke Energy Corp.	22,670	2,241,610
Edison International	22,683	1,669,469
NextEra Energy, Inc. (a)	44,255	3,391,261
NRG Energy, Inc.	37,109	1,268,015
Southern Co.	32,898	2,419,648
		12,828,699
Independent Power and Renewable Electricity Producers - 0.2%
Clearway Energy, Inc. Class C	35,945	1,091,650
Multi-Utilities - 0.3%
Dominion Energy, Inc.	31,055	1,774,483
TOTAL UTILITIES		15,694,832
TOTAL COMMON STOCKS (Cost $527,036,882)		549,443,846

Money Market Funds - 3.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (b)	814,148	814,310
Fidelity Securities Lending Cash Central Fund 4.88% (b)(c)	15,920,738	15,922,330
TOTAL MONEY MARKET FUNDS (Cost $16,736,640)		16,736,640

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $543,773,522)	566,180,486
NET OTHER ASSETS (LIABILITIES) - (2.5)% (d)	(13,979,417)
NET ASSETS - 100.0%	552,201,069

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	12	Jun 2023	2,513,100	161,071	161,071

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Investment made with cash collateral received from securities on loan.
(d)	Includes $134,400 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	1,664,238	29,454,489	30,304,417	33,310	-	-	814,310	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	16,551,925	100,740,345	101,369,940	182,511	-	-	15,922,330	0.0%
Total	18,216,163	130,194,834	131,674,357	215,821	-	-	16,736,640

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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